Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	ALVOTECH
Entity Central Index Key	0001898416
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On July 14, 2022, the registrant filed a Registration Statement on Form F-1 (File No. 333-266136), as amended by Amendment No. 1 filed on July 27, 2022 and Amendment No. 2 on September 13, 2022, and subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on September 21, 2022 (as amended and supplemented from time to time, the “Registration Statement”). The Registration Statement initially registered (i) the issuance of 10,916,647 ordinary shares, $0.01 par value, issuable upon the exercise of the Warrants, (ii) the resale by the selling securityholders named therein of up to 219,616,200 ordinary shares, $0.01 par value, and (iii) 4,666,667 Private Placement Warrants (as defined below), including any additional securities that may become issuable by reason of share splits, share dividends or other similar transactions. All fees applicable to the registration of these securities were paid at the time of the original filing of the Registration Statement. This Post-Effective Amendment No. 1 to the Registration Statement on Form F-1 is being filed to (i) include information contained in the registrant’s Annual Report on Form 20-F for the fiscal year ended December 31, 2022, filed with the SEC on March 1, 2023, and (ii) update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein.